Members' Equity - Share-based Compensation (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 329	$ 129	$ 617	$ 308
Research and development expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	136	66	339	158
General and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 193	$ 63	$ 278	$ 150